Fees Summary	Aug. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 25,788,000
Previously Paid Amount	0.00
Total Fee Amount	3,948.14
Total Offset Amount	0.00
Net Fee	3,948.14
Narrative - Max Aggregate Offering Price	$ 25,788,000
Final Prospectus	true